Taxation - Deferred income taxes (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Taxation
Total recognized net deferred tax liabilities	$ (10,172)	$ (1,462)
Deductible Canadian non-capital tax losses	23,600
Greenstone gold interest
Taxation
Total recognized net deferred tax liabilities	(13,977)	(5,101)
Royalty, stream and other interests
Taxation
Total recognized net deferred tax liabilities	(4,961)	(1,291)
Financing costs and other
Taxation
Total recognized net deferred tax liabilities	2,401	764
Non-capital losses
Taxation
Total recognized net deferred tax liabilities	$ 6,365	$ 4,166